GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2010
GENERAL AND ADMINISTRATIVE EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES

30. GENERAL AND ADMINISTRATIVE EXPENSES

        General and administrative expenses for the years ended December 31, 2010, 2009 and 2008, comprised the following:

	2010	2009	2008
Salaries and social contributions	$1,174,482	$1,004,951	$1,122,815
Rent	338,301	283,957	268,930
General and administrative	251,097	217,847	264,627
Repair and maintenance	180,810	158,165	224,690
Taxes other than income	144,322	181,716	215,664
Billing and data processing	75,960	64,277	62,203
Consulting expenses	61,431	59,000	50,946
Provision for obsolescence	27,825	4,113	3,870
Business acquisitions related costs	12,737	11,353	—
Insurance	7,456	7,612	11,534

Total	$2,274,421	$1,992,991	$2,225,279